Summary of Material Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
General Motors Holding LLC
Summary of Material Accounting Policies [Line Items]
Maximum percentage of shareholdings	20.00%
Process Testing Facility Equipment
Summary of Material Accounting Policies [Line Items]
Property plant and equipment, estimated useful life	10 years
Property, plant and equipment, depreciation method	straight-line basis
Right-of-use Assets
Summary of Material Accounting Policies [Line Items]
Property, plant and equipment, depreciation method	straight-line basis
Office Equipment
Summary of Material Accounting Policies [Line Items]
Property, plant and equipment, depreciation method	declining balance method
Property, plant and equipment, annual depreciation rate	20.00%
Buildings
Summary of Material Accounting Policies [Line Items]
Property plant and equipment, estimated useful life	20 years
Property, plant and equipment, depreciation method	straight-line basis
Bottom of Range
Summary of Material Accounting Policies [Line Items]
Proportion of voting rights held in associate	20.00%
Bottom of Range | Office Equipment
Summary of Material Accounting Policies [Line Items]
Lease contracts term	3 years
Bottom of Range | Offices
Summary of Material Accounting Policies [Line Items]
Lease contracts term	3 years
Bottom of Range | Buildings
Summary of Material Accounting Policies [Line Items]
Lease contracts term	3 years
Top of Range
Summary of Material Accounting Policies [Line Items]
Proportion of voting rights held in associate	50.00%
Top of Range | Office Equipment
Summary of Material Accounting Policies [Line Items]
Lease contracts term	5 years
Top of Range | Offices
Summary of Material Accounting Policies [Line Items]
Lease contracts term	5 years
Top of Range | Buildings
Summary of Material Accounting Policies [Line Items]
Lease contracts term	5 years
Investments in Associates
Summary of Material Accounting Policies [Line Items]
Impairment loss	$ 0
Exploration and Evaluation Assets
Summary of Material Accounting Policies [Line Items]
Impairment loss	$ 0
Joint Venture | Sal de la Puna
Summary of Material Accounting Policies [Line Items]
Ownership interest in joint venture	65.00%